Pyxis Capital, L.P.

200 Crescent Court, Suite 700

Dallas, TX 75201

(972) 628-4100 (Phone)

(972) 628-4147 (Facsimile)

www.pyxisais.com

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pyxis Funds II (1933 Act Registration No. 33-51308)

Ladies and Gentlemen:

On behalf of Pyxis Funds II (the “Trust”), and pursuant to Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL). The interactive data file included as an exhibit to this filing relates to the Prospectuses, dated March 20, 2012, for the Pyxis Natural Resources Fund filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497 under the Securities Act on March 20, 2012; such prospectus (accession number 0001193125-12-123724) is incorporated by reference into this Rule 497 document.

Questions and comments concerning this filing may be directed to the undersigned at (972) 628-4100.

Very truly yours,

/s/ Ethan K. Powell
Ethan K. Powell

cc: Brian Mitts